Income tax expense - Additional Information (Details) - EUR (€)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income tax expense
Amount of other non-deductible expenses related to share-based payments	€ 5,134,000	€ 8,328,000	€ 14,137,000
Reduction in current income tax expense	0	0	1,822
Deferred tax assets on current tax losses	2,135,000
Temporary differences associated with investments in subsidiaries	5,733,000	5,370,000	2,060,000
Non-recognition on deferred tax current tax losses	6,000	42,000	3,500,000
Deferred tax assets	1,999,000	59,000
Recognized through equity / other comprehensive income			1,249,000
Unrecognised deferred tax assets relating to current tax losses	1,000	3,000	0
Income tax credits utilized for which no deferred tax assets were previously recognised	0	45,000	0
Temporary Differences from Investments in Subsidiaries
Income tax expense
Deferred tax assets	0
Tax loss carryforwards
Income tax expense
Deferred tax assets	€ 4,447,000	€ 2,311,000	6,046,000
Recognized through equity / other comprehensive income			€ 1,249,000